ORGANIZATION (Details)	12 Months Ended
Dec. 31, 2017 segment state Property
Real Estate Properties [Line Items]
Number of senior housing properties	133
Number of states in which investments are located | state	37
Number of reportable segments | segment	2
Managed Properties
Real Estate Properties [Line Items]
Number of senior housing properties	81
Managed Properties | Independent Living Properties
Real Estate Properties [Line Items]
Number of senior housing properties	51
Managed Properties | Assisted Living/Memory Care Properties
Real Estate Properties [Line Items]
Number of senior housing properties	30
Holiday | Minimum
Real Estate Properties [Line Items]
Percentage of property's gross revenues paid as property management fees (in hundredths)	5.00%
Holiday | Maximum
Real Estate Properties [Line Items]
Percentage of property's gross revenues paid as property management fees (in hundredths)	7.00%
Property Managers
Real Estate Properties [Line Items]
Extension period after initial term of Property Management Agreements	1 year
Property Managers | Minimum
Real Estate Properties [Line Items]
Initial term of Property Management Agreements	5 years
Percentage of property's gross revenues paid as property management fees (in hundredths)	3.00%
Property Managers | Maximum
Real Estate Properties [Line Items]
Initial term of Property Management Agreements	10 years
Percentage of property's gross revenues paid as property management fees (in hundredths)	7.00%
Triple Net Lease
Real Estate Properties [Line Items]
Number of senior housing properties	52
Triple Net Lease | Minimum
Real Estate Properties [Line Items]
Term of lease agreements	15 years
Rent increase percentage in lease agreements (in hundredths)	2.50%
Triple Net Lease | Maximum
Real Estate Properties [Line Items]
Term of lease agreements	17 years
Rent increase percentage in lease agreements (in hundredths)	4.50%
Triple Net Lease | Independent Living Properties
Real Estate Properties [Line Items]
Number of senior housing properties	51
Triple Net Lease | Continuing Care Retirement Communities
Real Estate Properties [Line Items]
Number of senior housing properties	1